8. Other Payables (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables Tables
Other payables included in the consolidated balance

Other payables included in the consolidated balance as of December 31, 2011 and 2012 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Social welfare accrual	¥9,469,618	¥9,469,618	$1,519,978
Expenses payable to employees	1,463,057	1,682,431	270,049
Payroll taxes payable	1,411,652	3,027,024	485,871
Miscellaneous payable	180,973	2,741,348	440,017
Total other payables	¥12,525,300	¥16,920,421	$2,715,915